Dividends (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Dividends on Ordinary Capital

The Boards have determined to pay a quarterly interim dividend for Q1 2019 and Q2 2019 at the following rates which are equivalent in value between the two companies at the rate of exchange applied under the terms of the Equalisation Agreement:

	Q1 2019		Q2 2019
Per Unilever N.V. ordinary share		€0.4104		€0.4104
Per Unilever PLC ordinary share		£0.3546		£0.3682
Per Unilever N.V. New York share	US$	0.4641	US$	0.4585
Per Unilever PLC American Depositary Receipt	US$	0.4641	US$	0.4585

Summary of Quarterly Dividend Calendar

The quarterly dividend calendar for the remainder of 2019 will be as follows:

	Announcement Date	Ex-Dividend Date	Record Date	Payment Date
Quarterly dividend – for Q2 2019	25 July 2019	8 August 2019	9 August 2019	11 September 2019
Quarterly dividend – for Q3 2019	17 October 2019	31 October 2019	1 November 2019	4 December 2019